Derivative financial instruments and market risks - Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€)		Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)		Dec. 31, 2025 USD ($)
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial assets		€ 123
Derivative financial liabilities		209
Change in fair value of cash flow hedges		(5)		€ (6)	€ (1)
Finance income (cost)		(169)		(554)	(709)	[1]
Forward currency sales in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $							$ 11,275
Derivative financial assets		30
Change in fair value of cash flow hedges		30
Forward currency purchases in US dollar, US bond
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $							1,000
Derivative financial liabilities		3
Cross Currency Swap, Expiring 2029
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $							870
Cross Currency Swap, Expiring 2032
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $							$ 870
Cross Currency Swap
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial assets		6
Change in fair value of cash flow hedges		9
Finance income (cost)		3
Forward Currency Purchases In US Dollar, US Bond
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Change in fair value of cash flow hedges		1
Notional amount
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		21,066		17,261	17,334
Notional amount | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		12,550		10,377	10,279
Notional amount | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		7,035		6,884	7,055
Notional amount | Cross Currency Seller Swaps
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		1,481
Notional amount | Not later than one year [member] | Forward currency sales in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		10,323	[2]	8,923	6,628
Notional amount | Not later than one year [member] | Forward currency purchases in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		4,055	[3]	4,397	3,073
Notional amount | Not later than one year [member] | Forward currency purchases in Singapore Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		1,041		819	2,696
Notional amount | Not later than one year [member] | Cross Currency Seller Swaps in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	[4]	1,481
Notional amount | Not later than one year [member] | Forward currency sales in Japanese Yen
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		294		235	513
Notional amount | Not later than one year [member] | Forward Currency Sales in Pound Sterling
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		981		371	157
Notional amount | Not later than one year [member] | Forward currency purchases in Hungarian Forint
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		719		641	99
Fair value
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		5		(83)	53
Fair value | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		(13)		(195)	111
Fair value | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		12		112	(58)
Fair value | Cross Currency Seller Swaps
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		6
Fair value | Not later than one year [member] | Forward currency sales in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place				(176)	101
Fair value | Not later than one year [member] | Forward currency purchases in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		1		123	(52)
Fair value | Not later than one year [member] | Forward currency purchases in Singapore Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		(5)		2	(10)
Fair value | Not later than one year [member] | Cross Currency Seller Swaps in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		6
Fair value | Not later than one year [member] | Forward currency sales in Japanese Yen
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		3		(1)	4
Fair value | Not later than one year [member] | Forward Currency Sales in Pound Sterling
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		(8)		4	(1)
Fair value | Not later than one year [member] | Forward currency purchases in Hungarian Forint
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		€ 9		€ (9)	€ 1

[1]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(b)Includes forward sales with a notional amount of $11,275 million expiring in 2026 and 2027, designated as a hedge of Sanofi’s net investment in the US.
As of December 31, 2025, the fair value of these forward contracts represented a liability of €30 million, of which €30 million debited to Other comprehensive income, with the impact on financial income and expenses being immaterial.

[3]	(c)Includes forward purchases with a notional amount of $1,000 million expiring in 2026, designated as a fair value hedge of the exposure of $1,000 million of bond issues to fluctuations in the EUR/USD spot rate. As of December 31, 2025, the fair value of the contracts was an asset of €3 million, of which
€1 million was credited to Other comprehensive income under the cost of hedging accounting treatment.

[4]	(a) Comprises two cross currency swaps (i) with a notional amount of $870 million, pay 4.16% in US dollars and receive 2.50% in euros expiring 2029 and (ii)
with a notional amount of $870 million, pay 4.53% in US dollars and receive 3.00% in euros, expiring 2032, designated as a hedge of Sanofi’s net investment in the US. As of December 31, 2025, the fair value of the swaps was an asset of €6 million, with €9 million credited to Other comprehensive income and €3 million debited to financial income and expenses.